Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent [Member] - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Current assets
Cash	$ 28,917	$ 110,393
Short-term investments	13,148,594	13,725,204
Total current assets	13,177,511	13,835,597
Non-current assets
Investment in subsidiaries	33,264,812	45,098,756
Total assets	46,442,323	58,934,353
LIABILITIES
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.003125 par value, 100,000,000 shares authorized, 21,750,000 shares issued and outstanding as of September 30, 2021 and 2020	67,969	67,969
Additional paid-in capital	29,279,159	29,279,159
Retained earnings	18,761,900	27,498,466
Accumulated other comprehensive income	(1,666,705)	2,088,759
Total shareholders’ equity	46,442,323	58,934,353
Total liabilities and shareholders’ equity	$ 46,442,323	$ 58,934,353